UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MKM Longboat Capital Advisors LLP

Address:  10 Old Burlington Street
          London  W1S 3AG
          England

13F File Number: 028-12493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     James Howard
Title:    Chief Financial Officer
Phone:    (+44) 20 7851 0692


Signature, Place and Date of Signing:

/s/ James Howard                   London, England          February 8, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           19

Form 13F Information Table Value Total:     $308,880 (in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2007

                               TITLE OF                    VALUE      SHRS OR   SH/ PUT/   INVSMT   OTHR       VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN   MGRS     SOLE      SHARED  NONE


ADVANCED LIFE SCIENCES HLDGS   COM             00765H107    2,599     1,528,662 SH         SOLE     NONE   1,528,662     0      0
ADVANCED LIFE SCIENCES HLDGS   COM             00765H107    1,299       764,331     CALL   SOLE     NONE     764,331     0      0
AMERICAN FINL RLTY TR          COM             02607P305   28,495     3,553,000 SH         SOLE     NONE   3,553,000     0      0
AQUILA INC                     COM             03840P102   17,002     4,558,100 SH         SOLE     NONE   4,558,100     0      0
CARDIOME PHARMA CORP           COM NEW         14159U202   18,197     2,040,000 SH         SOLE     NONE   2,040,000     0      0
CLEAR CHANNEL COMMUNICATIONS   COM             184502102   15,534       450,000 SH         SOLE     NONE     450,000     0      0
COMMERCE BANCORP INC NJ        COM             200519106    6,484       170,000 SH         SOLE     NONE     170,000     0      0
FORD MTR CO DEL                COM PAR $0.01   345370860    2,645       393,000 SH         SOLE     NONE     393,000     0      0
GEMSTAR-TV GUIDE INTL INC      COM             36866W106   14,280     3,000,000 SH         SOLE     NONE   3,000,000     0      0
HUNTSMAN CORP                  COM             447011107    4,091       159,200 SH         SOLE     NONE     159,200     0      0
MIDDLEBROOK PHARMACEUTICAL I   COM             596087106      225       187,500     CALL   SOLE     NONE     187,500     0      0
NAVTEQ CORP                    COM             63936L100   57,154       756,000 SH         SOLE     NONE     756,000     0      0
PONIARD PHARMACEUTICALS INC    COM NEW         732449301    6,408     1,453,063 SH         SOLE     NONE   1,453,063     0      0
RENOVIS INC                    COM             759885106    5,076     1,686,331 SH         SOLE     NONE   1,686,331     0      0
RESPIRONICS INC                COM             761230101   16,370       250,000 SH         SOLE     NONE     250,000     0      0
TALISMAN ENERGY INC            COM             87425E103   16,094       869,000 SH         SOLE     NONE     869,000     0      0
UNITED RENTALS INC             COM             911363109   16,317       888,700 SH         SOLE     NONE     888,700     0      0
VIA PHARMACEUTICALS INC        COM             92554T103    1,008       411,523 SH         SOLE     NONE     411,523     0      0
VIRGIN MEDIA INC               COM             92769L101   79,602     4,644,200 SH         SOLE     NONE   4,644,200     0      0




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